SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Equity [Abstract]
Number of shares, Outstanding	29,336	29,336
Exercise Price, Oustatnding	$ 5.87	$ 5.87
Grant date fair value, outstanding	$ 4.57	$ 4.57
Outstanding, Remaining Life	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Number of shares, Granted	0	0
Number of shares, Outstanding	29,336	29,336	29,336
Exercise Price, Oustatnding	$ 5.87	$ 5.87	$ 5.87
Grant date fair value, outstanding	$ 4.57	$ 4.57	$ 4.57